ROPES & GRAY LLP

PRUDENTIAL TOWER

800 BOYLSTON STREET BOSTON, MA 02199-3600

WWW.ROPESGRAY.COM

Lisa M. Henry

T +1 617 951 7780

Lisa.Henry@ropesgray.com

March 6, 2020

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Homestead Funds Trust (the "Trust"): File Nos. 333-229995 and 811-23429

Dear Sir or Madam:

On behalf of the Trust, accompanying this letter for electronic filing under Rule 30b2- 1(a) of the Investment Company Act of 1940, as amended, is Form N-CSR.

Please direct any questions you may have with respect to this filing to me (at 617-951- 7780) or to Nathan Briggs (at 202-626-3909) of this firm.

Sincerely,

/s/ Lisa M. Henry

Lisa M. Henry